FLEXSHARES
®
 TRUST
FlexShares
®
 STOXX
®
US ESG Impact Index Fund
FlexShares
®
 STOXX
®
Global ESG Impact Index Fund
SUPPLEMENT DATED MAY 27, 2021
TO THE SUMMARY PROSPECTUSES, PROSPECTUS AND STATEMENT
OF
ADDITIONAL INFORMATION (“SAI”), EACH DATED MARCH 1, 2021, AS SUPPLEMENTED
Effective June 1, 2021, the following changes will occur:

1.
Fund Name Changes
. The name of the FlexShares
®
STOXX
®
US ESG Impact Index Fund and FlexShares
®
STOXX
®
Global ESG Impact Index Fund (each a “Fund” and together, the “Funds”) will change as set forth in the following table:

Current Fund Name	New Fund Name
FlexShares ® STOXX ® US ESG Impact Index Fund	FlexShares ® STOXX ® US ESG Select Index Fund
FlexShares ® STOXX ® Global ESG Impact Index Fund	FlexShares ® STOXX ® Global ESG Select Index Fund

2.	Underlying Index Name Changes . The name of the underlying index for each Fund will change as set forth in the following table:

Current Fund Name	Current Underlying Index Name	New Underlying Index Name
FlexShares ® STOXX ® US ESG Impact Index Fund	STOXX ® USA ESG Impact Index SM	STOXX ® USA ESG Select KPIs Index SM
FlexShares ® STOXX ® Global ESG Impact Index Fund	STOXX ® Global ESG Impact Index SM	STOXX ® Global ESG Select KPIs Index SM
Accordingly, effective as of June 1, 2021:

1.
All references to the FlexShares
®
STOXX
®
US ESG Impact Index Fund and FlexShares
®
STOXX
®
Global ESG Impact Index Fund in the Funds’ Summary Prospectuses, Prospectus and SAI are hereby deleted and replaced with FlexShares
®
STOXX
®
US ESG Select Index Fund and FlexShares
®
STOXX
®
Global ESG Select Index Fund, respectively.

2.
All references to the STOXX
®
USA ESG Impact Index
SM
and STOXX
®
Global ESG Impact Index
SM
in the Funds’ Summary Prospectuses, Prospectus and SAI are hereby deleted and replaced with STOXX
®
USA ESG Select KPIs Index
SM
and STOXX
®
Global ESG Select KPIs Index
SM
, respectively.

Please retain this Supplement with your Summary Prospectus, Prospectus and SAI for future reference.